Unaudited Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net income	$ 4,492,677	$ 3,826,300
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property, plant and equipment	434,996	456,709
Amortization of operating lease right-of-use assets	(50,329)	79,867
Deferred income tax	114,558	(1,145)
Amortization of deferred expenses	206,404
Changes in assets and liabilities
Accounts receivable	(7,373,982)	667,809
Inventories	(10,506,363)	(15,034,423)
Advances to suppliers	496,473
Other receivables and current assets	(1,113,176)	(327)
Other non-current assets	477,789
Accounts payable	2,631,534	7,149,232
Other payables and accrued expenses	(137,946)	538,611
Taxes payable	1,525,401	1,079,500
Due to related parties	(372,251)	(28,714)
Operating lease liabilities	(757,286)	(465,891)
Net cash used in operating activities	(9,931,501)	(1,732,472)
Cash flows from investing activities
Purchase of property, plant and equipment	(746,169)
Collection of loan receivable	140,000
Net cash used in investing activities	(606,169)
Cash flows from financing activities
Payment of deferred offering costs		(25,516)
Net proceeds from share and warrants issuance	11,825,513
Principal payments on financed amount for purchase of vehicle	(7,353)
Net cash provided by (used in) financing activities	11,818,160	(25,516)
Effect of exchange rate changes on cash and cash equivalents	475,158	32,921
Net (decrease) increase of cash and cash equivalents	1,755,648	(1,725,067)
Cash and cash equivalents – beginning of the year	957,285	1,847,634
Cash and cash equivalents – end of the year	2,712,933	122,567
Supplementary cash flow information:
Interest paid	2,870	3,013
Income taxes paid	$ 1,252	$ 978